INDEBTEDNESS - SVB Term Loan (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jul. 09, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 22, 2021	Feb. 04, 2021	Dec. 31, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Loss on extinguishment of debt			$ 0	$ 999	$ 998	$ (20,310)
Warrant liabilities			$ 9,952		$ 2,650	$ 52
Thimble Point Acquisition Corp.
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted			14,213,333
Price per share (in dollars per share)			$ 10.00		$ 10.00		$ 9.89	$ 10.00
Common Stock, Subject To Merger
Debt Instrument [Line Items]
Exercise price (in dollars per share)	$ 1.05
Warrants exercised (in shares)	28,486
Common Stock, In Connection With Merger
Debt Instrument [Line Items]
Exercise price (in dollars per share)	$ 1.60
Warrants exercised (in shares)	52,836
Series A Preferred Stock
Debt Instrument [Line Items]
Exercise price (in dollars per share)	$ 0.9171
Warrants exercised (in shares)	32,711
Series D-1 Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted		65,333
Term Loan | SVB Term Loan
Debt Instrument [Line Items]
Extinguishment of debt		$ 14,889
Termination fee		169
Payment for extinguishment of debt		$ 1,080
Percentage of borrowings extinguished		6.75%
Loss on extinguishment of debt		$ 998
Number of common stock into which the class of warrant or right converted					35,817	17,019			28,486
Exercise price (in dollars per share)					$ 1.60	$ 1.60			$ 1.05
Warrant liabilities					$ 57	$ 27			$ 29
Term Loan | SVB Term Loan | Series A Preferred Stock
Debt Instrument [Line Items]
Number of common stock into which the class of warrant or right converted										32,711
Exercise price (in dollars per share)										$ 0.9171
Warrant liabilities					$ 54